Schedule II - Condensed Financial Information of Parent - Return of Capital (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries	$ 0	$ 0	$ 0
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries	1,434.0	813.0	200.0
Parent Issuer | Lion Connecticut Holdings Inc.
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries	987.0	733.0	0
Parent Issuer | Security Life of Denver Insurance Company (SLD)
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries	$ 447.0	$ 80.0	$ 200.0